Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 794,943	$ 719,897	$ 476,939	$ 425,172